SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND ESTIMATES (Details 1)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Concentration Risk [Line Items]
Concentration Risk, Percentage	0.00%
Sales Revenue, Net [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	100.00%	100.00%
Texican Natural Gas Company [Member] | Sales Revenue, Net [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	77.00%	0.00%	38.00%
Energy Transfer Partners, L.P. [Member] | Sales Revenue, Net [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	16.00%	0.00%	16.00%
Shell Trading (US) Company [Member] | Sales Revenue, Net [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	2.00%	32.00%		43.00%
Peterson Energy Operating [Member] | Sales Revenue, Net [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	0.00%	30.00%
PDC Energy, Inc. [Member] | Sales Revenue, Net [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	0.00%	38.00%		26.00%
Others below 10% [Member] | Sales Revenue, Net [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	5.00%	0.00%